Commitments and Contingencies (Details) - USD ($)	Mar. 31, 2019	Jan. 02, 2019	Dec. 31, 2017
Assets:
Current portion of operating lease ROU assets - included in other current assets	$ 266,225
Operating lease ROU assets - included in Other Assets	208,311	$ 514,000	$ 104,122
Liabilities:
Current portion of ROU liabilities - included in Accounts payable and accrued expenses	267,960
Long-term portion of ROU liabilities - included in Other liabilities	209,998
Total operating lease liabilities	$ 477,958